CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Profit after taxes	€ 1,669	€ 1,521	€ 988
Foreign currency translations:
Pre-tax activity, net	(246)	(205)	260
Tax effect	0	0	0
Foreign currency translation, net of tax	(246)	(205)	260
Cash flow hedges:
Pre-tax activity, net	21	(64)	277
Tax effect	(11)	17	(63)
Cash flow hedges, net of tax	10	(47)	214
Other reserves:
Pre-tax activity, net	3	(9)	7
Tax effect	0	3	(1)
Other reserves, net of tax	3	(6)	6
Items that may be subsequently reclassified to the income statement	(233)	(258)	480
Pension plan remeasurements:
Pre-tax activity, net	(108)	(45)	301
Tax effect	35	11	(63)
Pension plan remeasurements, net of tax	(73)	(34)	238
Items that will not be subsequently reclassified to the income statement	(73)	(34)	238
Other comprehensive (loss)/income for the period, net of tax	(306)	(292)	718
Comprehensive income for the period	1,363	1,229	1,706
Comprehensive income attributable to shareholders	1,363	1,202	1,684
Comprehensive income attributable to non-controlling interests	€ 0	€ 27	€ 22